DEPOSITS BY CUSTOMERS - Summary of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
DEPOSITS BY CUSTOMERS
Carrying value	$ 98,686,516	$ 87,138,067
Fair value	100,085,855	85,649,548
Less than 6 months
DEPOSITS BY CUSTOMERS
Carrying value	17,641,158	16,922,753
Fair value	$ 17,494,878	$ 16,900,555
Less than 6 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.10%	0.10%
Less than 6 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	15.52%	16.57%
Between 6 months and 12 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 18,422,400	$ 14,279,083
Fair value	$ 18,314,065	$ 14,234,825
Between 6 months and 12 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.50%	0.50%
Between 6 months and 12 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	17.32%	17.41%
Between 12 months and 18 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 17,523,847	$ 13,692,773
Fair value	$ 17,647,508	$ 13,571,248
Between 12 months and 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.85%	0.50%
Between 12 months and 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	20.52%	19.51%
Greater than 18 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 45,099,111	$ 42,243,458
Fair value	$ 46,629,404	$ 40,942,920
Greater than 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.01%	0.40%
Greater than 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	20.86%	22.10%